INVENTORIES - Movements in provision for impairment of trade goods (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
INVENTORIES
Balance at beginning of year	₺ (2,876,246)
Balance at ending of year	(1,788,247)	₺ (2,876,246)
Accumulated impairment
INVENTORIES
Balance at beginning of year	44,741	38,019
Utilized	(44,741)	(38,019)
Charge for the year	34,171	44,741
Balance at ending of year	₺ 34,171	₺ 44,741